Other operating income - Summary of Other Operating Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Other Operating Income [Abstract]
Income from leases	₨ 80	₨ 63	₨ 176
Income from sale of emission reduction certificates		15
Total	₨ 80	₨ 78	₨ 176